Tax Matters - Disclosure Of Deferred tax assets recognized for tax losses expire (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expire	S/ 168,865	S/ 99,089	S/ 47,128
Never expire	101,655	110,984	110,441
Income tax	S/ 270,520	S/ 210,073	S/ 157,569
Expiration date	2025-2036	2024-2035	2023-2034